Investments Components of Net Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	$ 820.5	$ 563.1	$ 478.9
Investment expenses	(24.3)	(23.9)	(22.4)
Net investment income	796.2	539.2	456.5
Available-for-sale Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	714.8	460.7	373.1
Equity securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	105.7	102.4	105.8
Equity securities | Nonredeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	45.9	44.1	48.6
Equity securities | Common equities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	59.8	58.3	57.2
Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	661.9	422.9	353.4
Fixed maturities | U.S. government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	196.8	72.7	18.2
Fixed maturities | State and local government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	37.7	51.5	52.3
Fixed maturities | Foreign government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	0.0	0.3	0.4
Fixed maturities | Corporate debt securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	217.9	125.2	110.7
Fixed maturities | Residential mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	27.6	34.7	47.3
Fixed maturities | Commercial mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	93.9	79.6	81.6
Fixed maturities | Other asset-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	75.7	47.1	28.0
Fixed maturities | Redeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	12.3	11.8	14.9
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	$ 52.9	$ 37.8	$ 19.7